Fair value disclosure of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Fair value disclosure of financial assets and liabilities
Balances of assets and liabilities measured at fair value on a recurring basis

	December 31, 2012
	Carrying amount	Fair value	Level 1	Level 2
Available-for-sale securities	7	7	7	–
Unrealized losses on derivatives	(804)	(804)	–	(804)
Stockholders' debentures	(1,653)	(1,653)	–	(1,653)

	December 31, 2011
	Carrying amount	Fair value	Level 1	Level 2
Available-for-sale securities	7	7	7	–
Unrealized losses on derivatives	(81)	(81)	–	(81)
Stockholders' debentures	(1,336)	(1,336)	–	(1,336)

Estimated fair value measurement

	December 31, 2012
	Carrying amount	Fair value	Level 1	Level 2
Long-term debt (less interests)(a)	(29,842)	(32,724)	(25,817)	(6,907)
Perpetual Notes(b)	(72)	(72)	–	(72)

	December 31, 2011
	Carrying amount	Fair value	Level 1	Level 2
Long-term debt (less interests)(a)	(22,700)	(24,312)	(18,181)	(6,131)
Perpetual Notes(b)	(80)	(80)	–	(80)
(a)
Less accrued charges of US$ 425 and US$ 333 as of December 31, 2012 and December 31, 2011, respectively.
(b)
Classified on "LT Loans and related parties" (Non-current liabilities).